Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Trade and other current payables [abstract]
Accounts payable	$ 7,466	$ 6,859
Accrued liabilities	1,878	2,362
Holdback payable	500	0
Other payable	760	133
Total	$ 10,604	$ 9,354